TOBAM EMERGING MARKETS FUND
Portfolio of Investments
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — 97.5%
Brazil — 3.3%
Atacadao SA	154,100	$ 490,852
CCR SA	120,000	288,223
Raia Drogasil SA	310,500	1,142,100
Suzano SA	135,400	1,288,686
		3,209,861
Chile — 0.2%
Cencosud SA	172,907	220,079
China — 33.1%
Agricultural Bank of China Ltd., Class H	656,000	248,005
Amlogic Shanghai Co. Ltd., Class A*	7,439	112,424
Anhui Yingjia Distillery Co. Ltd., Class A	11,500	112,085
Anjoy Foods Group Co. Ltd., Class A	5,200	130,582
Asymchem Laboratories Tianjin Co. Ltd., Class A	4,200	181,271
Bank of Hangzhou Co. Ltd., Class A	104,600	234,391
Beijing Kingsoft Office Software, Inc., Class A	8,038	237,173
Beijing Roborock Technology Co. Ltd., Class A	1,276	117,858
Bosideng International Holdings Ltd.	576,000	357,851
CanSino Biologics, Inc., Class H*	25,800	264,758
Changchun High & New Technology Industry Group, Inc., Class A	7,100	248,178
Chengxin Lithium Group Co. Ltd., Class A	16,100	145,705
China Construction Bank Corp., Class H	471,000	317,572
China CSSC Holdings Ltd., Class A	82,300	233,524
China Feihe Ltd.	399,000	459,425
China Gas Holdings Ltd.	376,200	582,403
China Literature Ltd.*	88,000	426,266
China Mengniu Dairy Co. Ltd.	40,000	200,526
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	123,500	248,226
China Overseas Land & Investment Ltd.	277,500	882,718
China Resources Gas Group Ltd.	268,000	1,249,261
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	17,700	119,152
China Yangtze Power Co. Ltd., Class A	301,511	1,042,026
China Zhenhua Group Science & Technology Co. Ltd., Class A	9,300	189,405
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Chongqing Changan Automobile Co. Ltd., Class A	158,158	$ 410,325
Chongqing Zhifei Biological Products Co. Ltd., Class A	29,288	486,415
Dongyue Group Ltd.	190,000	238,349
Ecovacs Robotics Co. Ltd., Class A	8,600	157,029
ENN Energy Holdings Ltd.	98,900	1,634,690
GD Power Development Co. Ltd., Class A*	316,700	185,332
Gemdale Corp., Class A	75,600	151,976
Gigadevice Semiconductor Beijing, Inc., Class A	11,900	254,079
Ginlong Technologies Co. Ltd., Class A	6,450	206,172
GoerTek, Inc., Class A	30,600	153,702
Guangdong Investment Ltd.	864,000	913,276
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	12,200	137,399
Hangzhou First Applied Material Co. Ltd., Class A	23,188	227,818
Hangzhou Lion Electronics Co. Ltd., Class A	12,300	124,296
Hangzhou Silan Microelectronics Co. Ltd., Class A	24,100	188,004
Henan Shuanghui Investment & Development Co. Ltd., Class A	50,100	219,559
Hengan International Group Co. Ltd.	149,500	703,705
Hoshine Silicon Industry Co. Ltd., Class A	9,000	159,130
Huadong Medicine Co. Ltd., Class A	32,700	221,211
Hubei Xingfa Chemicals Group Co. Ltd., Class A	19,000	125,204
Huizhou Desay Sv Automotive Co. Ltd., Class A	10,000	221,554
Industrial & Commercial Bank of China Ltd., Class H	1,788,000	1,066,809
Industrial Bank Co. Ltd., Class A	52,600	156,770
Ingenic Semiconductor Co. Ltd., Class A	8,100	129,140
JA Solar Technology Co. Ltd., Class A	40,180	474,676
Jiangsu Eastern Shenghong Co. Ltd., Class A	61,300	155,485
Jiangsu Zhongtian Technology Co. Ltd., Class A*	58,100	201,209

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Kingdee International Software Group Co. Ltd.*	68,000	$ 160,209
Longfor Group Holdings Ltd.	83,500	397,138
Maxscend Microelectronics Co. Ltd., Class A	9,728	196,765
Metallurgical Corp. of China Ltd., Class A	343,000	179,334
Montage Technology Co. Ltd., Class A	19,973	180,949
Muyuan Foods Co. Ltd., Class A	58,784	486,706
NARI Technology Co. Ltd., Class A	113,400	458,867
National Silicon Industry Group Co. Ltd., Class A*	37,012	127,467
NAURA Technology Group Co. Ltd., Class A	9,200	382,424
New Hope Liuhe Co. Ltd., Class A*	83,500	191,252
Ningbo Ronbay New Energy Technology Co. Ltd., Class A	7,626	148,311
Ningbo Shanshan Co. Ltd., Class A	37,100	164,982
Ningxia Baofeng Energy Group Co. Ltd., Class A	100,600	220,219
PetroChina Co. Ltd., Class A	312,300	246,198
PetroChina Co. Ltd., Class H	438,000	205,425
Ping An Healthcare and Technology Co. Ltd.*	62,800	186,845
Poly Developments and Holdings Group Co. Ltd., Class A	210,300	549,278
Postal Savings Bank of China Co. Ltd., Class H	1,988,000	1,584,275
SG Micro Corp., Class A	6,150	167,895
Shandong Gold Mining Co. Ltd., Class A	65,168	179,420
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	662,400	773,631
Shanghai Electric Group Co. Ltd., Class A	237,200	145,848
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	35,500	233,834
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	133,000	494,734
Shanghai Junshi Biosciences Co. Ltd., Class A*	13,268	149,323
Shanghai Putailai New Energy Technology Co. Ltd., Class A	24,000	304,071
Shanxi Meijin Energy Co. Ltd., Class A	67,400	123,139
	Number of Shares	Value
COMMON STOCKS — (Continued)
China — (Continued)
Shenzhen Dynanonic Co. Ltd., Class A	1,600	$ 97,768
Shenzhen Kangtai Biological Products Co. Ltd., Class A	19,840	134,178
Shenzhen Transsion Holdings Co. Ltd., Class A	12,014	160,721
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	31,500	114,344
Sichuan Road & Bridge Co. Ltd., Class A	84,000	132,316
StarPower Semiconductor Ltd., Class A	3,400	196,495
Sungrow Power Supply Co. Ltd., Class A	25,300	372,510
Sunwoda Electronic Co. Ltd., Class A	28,300	134,128
Suzhou Maxwell Technologies Co. Ltd., Class A	3,305	243,487
Tingyi Cayman Islands Holding Corp.	590,000	1,013,957
Trina Solar Co. Ltd., Class A	40,843	399,813
Unigroup Guoxin Microelectronics Co. Ltd., Class A*	10,500	298,035
Walvax Biotechnology Co. Ltd., Class A	29,900	216,421
Want Want China Holdings Ltd.	1,401,000	1,221,763
Wens Foodstuffs Group Co. Ltd., Class A*	112,820	359,252
Wingtech Technology Co. Ltd., Class A	15,300	195,366
Xinjiang Goldwind Science & Technology Co. Ltd., Class A	64,200	142,361
Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,300	99,448
Yonghui Superstores Co. Ltd., Class A	162,100	103,732
YongXing Special Materials Technology Co. Ltd., Class A	6,200	141,610
Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	15,100	116,730
		32,177,073
Greece — 0.5%
JUMBO SA	31,755	462,317
India — 20.1%
Adani Green Energy Ltd.*	38,978	957,204
Adani Power Ltd.*	185,703	623,837

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
India — (Continued)
Adani Total Gas Ltd.	34,889	$ 1,059,452
Apollo Hospitals Enterprise Ltd.	9,133	427,305
Aurobindo Pharma Ltd.	49,410	321,656
Avenue Supermarts Ltd.*	25,009	1,082,616
Bandhan Bank Ltd.	128,577	431,408
Bharat Petroleum Corp. Ltd.	235,774	923,883
Bharti Airtel Ltd.*	146,275	1,272,323
Cipla Ltd.	122,456	1,425,240
Container Corp. Of India Ltd.	70,750	533,733
Dr Reddy's Laboratories Ltd.	29,240	1,630,044
Eicher Motors Ltd.	22,781	809,355
Godrej Consumer Products Ltd.*	42,998	413,820
HCL Technologies Ltd.	40,917	506,631
Hero MotoCorp Ltd.	11,091	383,696
Hindustan Petroleum Corp. Ltd.	188,083	519,284
Indian Oil Corp. Ltd.	790,492	745,627
Indian Railway Catering & Tourism Corp. Ltd.	64,906	475,708
Indus Towers Ltd.	192,627	512,023
InterGlobe Aviation Ltd.*	17,763	363,501
Lupin Ltd.	64,416	499,008
Power Grid Corp. of India Ltd.	54,462	146,572
Sun Pharmaceutical Industries Ltd.	129,066	1,359,407
Tata Consultancy Services Ltd.	12,785	530,921
Tech Mahindra Ltd.	32,911	418,663
United Spirits Ltd.*	70,169	676,935
Yes Bank Ltd.*	3,240,121	520,375
		19,570,227
Indonesia — 3.5%
Aneka Tambang Tbk	2,478,100	299,209
Bank Jago Tbk PT*	1,024,200	630,397
Merdeka Copper Gold Tbk PT*	1,598,300	428,066
Telkom Indonesia Persero Tbk PT	4,003,900	1,077,109
Tower Bersama Infrastructure Tbk PT	2,384,600	471,494
Unilever Indonesia Tbk PT	887,600	284,598
Vale Indonesia Tbk PT*	448,900	170,828
		3,361,701
Malaysia — 3.2%
Axiata Group Bhd	810,485	520,402
Hartalega Holdings Bhd	520,100	361,091
Kuala Lumpur Kepong Bhd	35,200	175,221
Maxis Bhd	431,100	322,878
Public Bank Bhd	1,263,900	1,253,745
	Number of Shares	Value
COMMON STOCKS — (Continued)
Malaysia — (Continued)
Sime Darby Plantation Bhd	139,500	$ 137,085
Top Glove Corp. Bhd	1,570,200	371,093
		3,141,515
Mexico — 0.2%
Grupo Financiero Banorte SAB de CV, Class O	35,200	196,747
Peru — 0.9%
Cia de Minas Buenaventura SAA, ADR	51,576	340,402
Credicorp Ltd.	4,642	556,622
		897,024
Philippines — 0.1%
SM Investments Corp.	8,960	127,500
Poland — 1.3%
CD Projekt SA	20,337	436,939
Dino Polska SA*	3,214	229,244
Orange Polska SA	208,357	291,612
Polski Koncern Naftowy ORLEN SA	18,767	288,178
		1,245,973
Russia — 0.0%
Polyus PJSC(a)	1,069	—
South Africa — 2.9%
AngloGold Ashanti Ltd.	61,397	906,535
Capitec Bank Holdings Ltd.	3,980	487,790
Gold Fields Ltd.	100,067	922,937
Harmony Gold Mining Co. Ltd.	91,357	285,647
MTN Group Ltd.	22,495	183,055
		2,785,964
South Korea — 9.8%
Alteogen, Inc.*	5,224	246,400
Amorepacific Corp.	4,035	405,563
Celltrion Healthcare Co. Ltd.	14,873	789,443
Celltrion Pharm, Inc.*	4,359	265,398
Celltrion, Inc.	2,171	299,710
Coway Co. Ltd.	12,911	638,798
Doosan Enerbility Co. Ltd.*	12,045	180,894
Green Cross Corp.	1,504	195,610
Hanmi Pharm Co. Ltd.	1,710	407,418
Hanon Systems	33,061	257,028
HLB, Inc.*	26,785	733,523
HMM Co. Ltd.	41,924	798,171
Hyundai Glovis Co. Ltd.	1,189	165,296
LG Uplus Corp.*	16,349	160,892
Meritz Financial Group, Inc.	5,412	108,140

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
	Number of Shares	Value
COMMON STOCKS — (Continued)
South Korea — (Continued)
Meritz Fire & Marine Insurance Co. Ltd.	8,964	$ 229,551
NCSoft Corp.	2,510	677,529
Netmarble Corp.	2,354	125,124
Orion Corp.	6,580	529,134
Pearl Abyss Corp.*	9,031	356,177
Samsung Biologics Co. Ltd.*	555	339,309
Samsung Engineering Co. Ltd.*	10,100	167,870
Samsung Fire & Marine Insurance Co. Ltd.	1,242	192,962
Seegene, Inc.	11,376	317,259
SK Chemicals Co. Ltd.	3,356	238,613
SK Telecom Co. Ltd.	8,100	325,062
S-Oil Corp.	5,006	398,999
		9,549,873
Taiwan — 12.6%
Accton Technology Corp.	74,000	595,257
Asustek Computer, Inc.	109,000	1,139,975
AUO Corp.	2,055,000	1,125,180
E Ink Holdings, Inc.	129,000	823,699
Eclat Textile Co. Ltd.	33,660	471,473
Far EasTone Telecommunications Co. Ltd.	478,000	1,345,233
Feng TAY Enterprise Co. Ltd.	94,200	555,838
Innolux Corp.	697,000	283,617
Inventec Corp.	721,000	609,614
Micro-Star International Co. Ltd.	96,000	366,737
momo.com, Inc.	15,600	335,618
Nien Made Enterprise Co. Ltd.	23,000	227,012
Taiwan High Speed Rail Corp.	486,000	458,577
Taiwan Mobile Co. Ltd.	412,000	1,497,091
United Microelectronics Corp.	531,000	709,780
Wan Hai Lines Ltd.	160,800	642,941
Wiwynn Corp.	19,000	445,215
Yang Ming Marine Transport Corp.	217,000	600,179
		12,233,036
Thailand — 5.8%
Airports of Thailand PCL*	138,400	278,206
	Number of Shares	Value
COMMON STOCKS — (Continued)
Thailand — (Continued)
Bangkok Dusit Medical Services PCL, Class F	1,891,600	$ 1,338,876
Bangkok Expressway & Metro PCL	1,911,100	473,564
Berli Jucker PCL	342,400	314,596
Bumrungrad Hospital PCL	142,600	722,266
Charoen Pokphand Foods PCL	1,129,820	832,233
Energy Absolute PCL	127,500	294,266
Krungthai Card PCL	184,800	298,755
PTT Exploration & Production PCL	71,900	324,123
SCB X PCL	36,200	106,486
Srisawad Corp. PCL	205,200	282,160
Thai Union Group PCL, Class F	836,500	405,106
		5,670,637
TOTAL COMMON STOCKS (Cost $99,951,739)		94,849,527
PREFERRED STOCKS — 1.0%
Brazil — 1.0%
Banco Bradesco SA(b)	69,500	228,282
Itau Unibanco Holding SA(b)	109,800	476,256
Petroleo Brasileiro SA(b)	62,500	333,432
TOTAL PREFERRED STOCKS (Cost $1,265,038)		1,037,970
TOTAL INVESTMENTS - 98.5% (Cost $101,216,777)		95,887,497
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5%		1,414,398
NET ASSETS - 100.0%		$97,301,895

(a)	Security is deemed illiquid at June 30, 2022.
(b)	Preferred stocks are shares that carry certain preferential rights. The dividend rate may not be consistent each pay period and could be zero for a particular year.
*	Non-income producing.
ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company

See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Portfolio of Investments (Concluded)
June 30, 2022
(Unaudited)
At June 30, 2022, the Fund held the following open positions in futures contracts:
Long Futures Outstanding	Expiration Date	Number of Contracts	Notional Cost	Notional Amount	Value and Unrealized Depreciation
MSCI® Emerging Markets Index	09/16/22	29	$1,456,465	$1,453,915	$(2,550)
					$(2,550)
See accompanying Notes to the Quarterly Portfolio of Investments.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments June 30, 2022
(Unaudited)
A. Portfolio Valuation:
Portfolio Valuation  — The Fund's net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. The Fund’s equity securities listed on any national exchange market system will be valued at the last sale price. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing sale or official closing price. If there were no transactions on that day, securities traded principally on an exchange will be valued at the mean of the last bid and ask prices prior to the market close. Securities that do not have a readily available current market value are valued in accordance with procedures adopted by the Trust’s Board of Trustees. The Board of Trustees has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available and has delegated to TOBAM (“TOBAM” or the “Adviser”) the responsibility for applying the valuation methods. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser. The Trust has established a Valuation Committee which performs certain functions including the oversight of  the Adviser’s fair valuation determinations. Prices for equity securities normally are supplied by an independent pricing service approved by the Trust’s Board of Trustees. Fixed income securities are valued based on market quotations, which are furnished by an independent pricing service. Fixed income securities having remaining maturities of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Any assets held by the Fund that are denominated in foreign currencies are valued daily in U.S. dollars at the foreign currency exchange rates that are prevailing at the time that the Fund determines the daily NAV per share. Foreign securities may trade on weekends or other days when the Fund does not calculate NAV. As a result, the market value of these investments may change on days when you cannot buy or sell shares of  the Fund. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as disclosed in their prospectuses). Exchange traded futures contracts are generally valued using the settlement price determined by the relevant exchange. Exchange traded futures contracts for which no settlement price is reported, are generally valued at the mean between the most recent bid and ask prices obtained from approved pricing services, established market makers, or from broker-dealers.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.
Securities listed on a non-U.S. exchange are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees and categorized as Level 2 investments within the hierarchy. The fair valuations for these securities may not be the same as quoted or published prices of the securities on their primary markets. Securities for which daily fair value prices from the independent fair value pricing service are not available are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of valuation time, as provided by an independent pricing service approved by the Board of Trustees.

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Continued)
June 30, 2022
(Unaudited)
The following is a summary of the inputs used, as of June 30, 2022, in valuing the Fund's investments carried at fair value:
	Total Value at 06/30/22	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets
Common Stocks
Brazil	$3,209,861	$3,209,861	$—	$—
Chile	220,079	220,079	—	—
China	32,177,073	263,667	31,913,406	—
Greece	462,317	—	462,317	—
India	19,570,227	—	19,570,227	—
Indonesia	3,361,701	—	3,361,701	—
Malaysia	3,141,515	1,056,714	2,084,801	—
Mexico	196,747	196,747	—	—
Peru	897,024	897,024	—	—
Philippines	127,500	—	127,500	—
Poland	1,245,973	—	1,245,973	—
Russia	—	—	—	—
South Africa	2,785,964	—	2,785,964	—
South Korea	9,549,873	—	9,549,873	—
Taiwan	12,233,036	—	12,233,036	—
Thailand	5,670,637	—	5,670,637	—
Preferred Stocks	1,037,970	1,037,970	—	—
Total Assets	$95,887,497	$6,882,062	$89,005,435	$—
Liabilities
Derivatives:
Equity Contracts
Long Futures	$(2,550)	$—	$(2,550)	$—
Total Liabilities	$(2,550)	$—	$(2,550)	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that

TOBAM EMERGING MARKETS FUND
Notes to the Quarterly Portfolio of Investments (Concluded) June 30, 2022
(Unaudited)
was meaningful in relation to net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Fund had an amount of transfers during the reporting period that was meaningful in relation to net assets as of the end of the reporting period.
For the period ended June 30, 2022, there were no transfers in or out of Level 3.
Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as "variation margin" and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.
For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.